Summary of Significant Accounting Policies - (10K Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The unaudited condensed consolidated and combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) and present the historical results of operations, and comprehensive income for the three and nine months ended September 30, 2024 and 2023, cash flows for the nine months ended September 30, 2024 and 2023, and the financial position as of September 30, 2024 and December 31, 2023. The interim condensed consolidated and combined financial statements are unaudited but, in the opinion of management, reflect all adjustments necessary for a fair statement of the Company’s consolidated and combined financial position, results of operations and cash flows for the periods presented. These adjustments consist of normal, recurring items. The results of operations for any interim periods are not necessarily indicative of results for the full year.
Effective April 1, 2024, the Company’s financial statements are presented on a consolidated basis, as the Spin-Off was completed on such date. The unaudited financial statements for all periods following the Spin-Off are referred to as the “Condensed Consolidated Financial Statements.” Prior to April 1, 2024, Solventum was a carve-out business of 3M. The Company's financial statements prior to April 1, 2024 were prepared on a combined basis and were derived from the consolidated financial statements and accounting records of 3M, including the historical cost basis of assets and liabilities comprising the Company, as well as the historical revenues, direct costs, and allocations of indirect costs attributable to the operations of the Company, using the historical accounting policies applied by 3M. The historical financial statements of the Company prior to April 1, 2024, are referred to as the “Condensed Combined Financial Statements”.
All intercompany transactions and balances within Solventum have been eliminated. These unaudited condensed consolidated and combined financial statements include certain transactions with 3M, which are disclosed as related party transactions in Note 14 “Related Parties”.
The unaudited condensed consolidated and combined financial statements and related footnotes as of and for the three and nine months ended September 30, 2024 should be read in conjunction with the audited combined financial statements as of and for the year ended December 31, 2023 contained in Exhibit 99.1 to Amendment No. 2 to the Company’s Registration Statement on Form 10 as filed with the SEC on March 11, 2024, which became effective on March 13, 2024 (the “Information Statement”).

Basis of Presentation
The Health Care Business is a carve-out business of 3M Company. The combined financial statements have been derived from the consolidated financial statements and accounting records of 3M, including the historical cost basis of assets and liabilities comprising the Company, as well as the historical revenues, direct costs, and allocations of indirect costs attributable to the operations of the Company, using the historical accounting policies applied by 3M. These combined financial statements do not purport to reflect what the results of operations, comprehensive income, financial position, or cash flows would have been had the Company operated as a separate, standalone entity during the periods presented.
The combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission and present the historical results of operations, comprehensive income, and cash flows for the years ended December 31, 2023, 2022 and 2021, and the financial position as of December 31, 2023 and 2022.
Consolidation
These combined financial statements include general corporate expenses and shared expenses of 3M that were historically incurred by or charged to the Health Care Business for certain support functions that are provided on a centralized basis, such as expenses related to information technology, finance and accounting, human resources, legal, and use of shared assets. Additional information is included in Note 13. Direct usage has been used to attribute expenses that are specifically identifiable to the business, where practicable. In certain instances these expenses have been allocated to the Health Care Business primarily based on a pro rata proportion of revenue. The attribution methodologies of corporate and shared expenses reasonably reflect the utilization of services by, or the benefits provided to the Health Care Business, in the aggregate. The combined financial statements reflect all the costs of doing business, the allocations may not, however, reflect the expenses the Health Care Business would have incurred as a standalone company for the periods presented. All intercompany transactions and balances within the Health Care Business have been eliminated.
The Health Care Business’s combined balance sheets include 3M assets and liabilities that are specifically identifiable or otherwise attributable to the Health Care Business. 3M manages cash and other treasury operations at a centralized level. As such, cash and cash equivalents in the combined balance sheets primarily represent cash managed by Health Care Business subsidiaries directly and cash that has not yet been swept to 3M’s central accounts. Cash transfers to and from the cash management accounts of 3M are reflected in the combined statements of cash flows as “Net transfers to 3M.” 3M’s third party debt, including any related interest expense, which is not directly attributable to the Health Care Business has been excluded from the combined financial statements as the Company is not the legal obligor nor a guarantor of the debt. These arrangements may not be reflective of the way the Company would have financed its operations had it been a separate, standalone entity during the periods presented.
The operations of the Health Care Business are included in the consolidated U.S. federal, and certain state, local and foreign income tax returns filed by 3M, where applicable. Income tax expense and other income tax related information contained in these combined financial statements are presented following the separate return methodology as if the Health Care Business filed its own income tax returns. The income tax results of the Health Care Business as presented in the combined financial statements may not be reflective of the results the Health Care Business would generate in the future. In jurisdictions where the Health Care Business has been included in income tax returns filed by Parent, any income taxes payable resulting from the related income tax provision have been reflected within “Net parent investment” on the combined balance sheets.

Foreign currency translation
Foreign currency translation: Local currencies generally are considered the functional currencies outside the United States, and accordingly, the financial statements of these subsidiaries are remeasured as if their functional currency is that of their parent. Assets and liabilities for operations in local-currency environments are translated at month-end exchange rates of the period reported. Income and expense items are translated at average monthly currency exchange rates in effect during the period. Cumulative translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in the combined balance sheets.

Use of estimates
Use of estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Such estimates and assumptions are subject to inherent uncertainties which may result in actual amounts differing from these estimates.

Investments		Investments: All equity securities that do not result in consolidation are measured at fair value with changes therein reflected in net income. The Health Care Business utilizes the measurement alternative for equity investments that do not have readily determinable fair values and measures these investments at cost less impairment plus or minus observable price changes in orderly transactions.
Other assets		Other assets: Other assets primarily includes long-lived medical equipment in rental arrangements utilized primarily by hospitals and other medical clinics, and other long-term assets.
Inventories
Inventories: Inventories are stated at the lower of cost or net realizable value (NRV), which is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Cost is generally determined on a first-in, first-out basis.

Property, plant and equipment		Property, plant and equipment: Property, plant and equipment, including capitalized interest and internal direct engineering costs, are recorded at cost. Depreciation of property, plant and equipment generally is computed using the straight-line method based on the estimated useful lives of the assets. The estimated useful lives of buildings and improvements primarily range from ten to forty years, with the majority in the range of twenty to forty years. The estimated useful lives of machinery and equipment primarily range from three to fifteen years, with the majority in the range of five to ten years. Fully depreciated assets are retained in property, plant and equipment and accumulated depreciation accounts until disposal. Upon disposal, assets and related accumulated depreciation are removed from the accounts and the net amount, less proceeds from disposal, is charged or credited to operations. Property, plant and equipment amounts are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis.
Goodwill		Goodwill: Goodwill is the excess of cost of an acquired entity over the amounts assigned to assets acquired and liabilities assumed in a business combination. Goodwill is not amortized. Goodwill is tested for impairment annually in the fourth quarter of each year, and is tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level, with all goodwill assigned to a reporting unit. The Health Care Business reporting units correspond to a business segment as this represents the lowest level of discrete financial information below sales that is available. The Health Care Business did not combine any of its reporting units for impairment testing. The impairment loss is measured as the amount by which the carrying value of the reporting unit’s net assets exceeds its estimated fair value, not to exceed the carrying value of the reporting unit’s goodwill. The estimated fair value of a reporting unit is determined based on a market approach using comparable company information such as EBITDA (earnings before interest, taxes, depreciation and amortization) multiples or, in some cases, based on a discounted cash flow analysis.
Intangible assets
Intangible assets: Intangible asset types include customer-related, patents and other technology-based, tradenames and other intangible assets acquired from an independent party. Intangible assets with a definite life are amortized on a systematic and rational basis (generally straight line) that is representative of the asset’s use. The estimated useful lives vary by category, with customer-related between twelve to nineteen years, patents and other technology-based between six to ten years, and definite lived tradenames and other between eleven and sixteen years. Intangible assets are removed from their respective gross asset and accumulated amortization accounts when they are no longer in use. Refer to Note 6 for additional details on the gross amount and accumulated amortization of the Company’s intangible assets.
Intangible assets with a definite life are tested for impairment whenever events or circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. An impairment loss is recognized when the carrying amount exceeds the estimated undiscounted cash flows from the asset’s or asset group’s ongoing use and eventual disposition. If an impairment is identified, the amount of the impairment loss recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis.
Intangible assets with an indefinite life, namely certain tradenames, are not amortized. Indefinite-lived intangible assets are tested for impairment annually in the third quarter of each year, and are tested for impairment between annual tests if an event occurs or circumstances change that would indicate that the carrying amount may be impaired. An impairment loss would be recognized when the fair value is less than the carrying value of the indefinite-lived intangible asset.

Restructuring actions
Restructuring actions: Restructuring actions generally include significant actions involving employee-related severance charges, contract termination costs, and impairment or accelerated depreciation/amortization of assets associated with such actions. Employee-related severance charges are largely based upon distributed employment policies and substantive severance plans. These charges are reflected in the quarter when the actions are probable and the amounts are estimable, which typically is when management approves the associated actions. Severance amounts for which affected employees in certain circumstances are required to render service in order to receive benefits at their termination dates are measured at the date such benefits were communicated to the applicable employees and recognized as expense over the employees’ remaining service periods. Contract termination and other charges primarily reflect costs to terminate a contract before the end of its term (measured at fair value at the time the Company provided notice to the counterparty) or costs that will continue to be incurred under the contract for its remaining term without economic benefit to the Company.

Revenue recognition
Revenue recognition: The Company sells a wide range of products to a diversified base of customers around the world and has no material concentration of credit risk or significant payment terms extended to customers. The majority of the Health Care Business’s customer arrangements contain a single performance obligation. The Health Care Business also enters into customer arrangements that involve multiple performance obligations (such as rental of equipment and related consumables), software with coterminous post-contract support, and software-as-a-service.
The Company recognizes revenue in light of the guidance of Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers. Revenue is recognized when control of goods has transferred to customers. For the majority of the Company’s customer arrangements, control transfers to customers at a point-in-time when goods/services have been delivered as that is generally when legal title, physical possession and risks and rewards of goods/services transfer to the customer. For certain arrangements, specifically software sold with coterminous post-contract support that is integral to maintaining the utility of the software license to the customer and software-as-a-service, control transfers over time as the customer simultaneously receives and consumes the benefits as the Health Care Business completes the performance obligation(s).
Revenue is recognized at the transaction price which the Company expects to be entitled. When determining the transaction price, the Health Care Business estimates variable consideration applying the portfolio approach practical expedient under ASC 606. The main sources of variable consideration for the Health Care Business are customer rebates, trade promotion funds, and cash discounts. These sales incentives are recorded as a reduction to revenue at the time of the initial sale using the most-likely amount estimation method. The most-likely amount method is based on the single most likely outcome from a range of possible consideration outcomes. The range of possible consideration outcomes are primarily derived from the following inputs: sales terms, historical experience, trend analysis, and projected market conditions in the various markets served. Because the Health Care Business serves numerous markets, the sales incentive programs offered vary across businesses, but the most common incentive relates to amounts paid or credited to customers for achieving defined volume levels or growth objectives. There are no material instances where variable consideration is constrained and not recorded at the initial time of sale. Free goods are accounted for as an expense and recorded in costs of product. Product returns are recorded as a reduction to revenue based on anticipated sales returns that occur in the normal course of business. The Health Care Business primarily has assurance-type warranties that do not result in separate performance obligations. Sales, use, value-added, and other excise taxes are not recognized in revenue. The Company has elected to present revenue net of sales taxes and other similar taxes.
For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation using the Health Care Business’s best estimate of the standalone selling price of each distinct good or service in the contract. For customers purchasing software from the Health Care Business, these performance obligations include providing software licenses with ongoing customer support, installation and training. For customers renting medical devices from the Health Care Business, this includes the Company furnishing a rental unit to a customer as well as delivery of consumables for the rented medical device.
The Company did not recognize any material revenue in the current reporting period for performance obligations that were fully satisfied in previous periods.
The Company does not have material unfulfilled performance obligation balances for contracts with an original length greater than one year in any years presented. Additionally, the Company does not have material costs related to obtaining a contract with amortization periods greater than one year for any year presented.
The Health Care Business applies ASC 606 utilizing the following allowable exemptions or practical expedients:
•Exemption to not disclose the unfulfilled performance obligation balance for contracts with an original length of one year or less.
•Practical expedient relative to costs of obtaining a contract by expensing sales commissions when incurred because the amortization period would have been one year or less.
•Portfolio approach practical expedient relative to estimation of variable consideration.
•“Right to invoice” practical expedient based on the Health Care Business’s right to invoice the customer at an amount that reasonably represents the value to the customer of the Health Care Business’s performance completed to date.
•Election to present revenue net of sales taxes and other similar taxes.
•Sales-based royalty exemption permitting future intellectual property out-licensing royalty payments to be excluded from the otherwise required remaining performance obligations disclosure.
The Company recognizes revenue from the rental of durable medical devices in accordance with the guidance of ASC 842, Leases. The Company recognizes rental revenue based on the length of time a device is used by the patient/organization, (i) at the contracted rental rate for contracted customers and (ii) generally, retail price for non-contracted customers. The leases are short-term in nature, generally providing for daily or monthly pricing, and are all classified as operating leases.

Accounts receivable and allowances
Accounts receivable and allowances: Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains allowances for bad debts, cash discounts, and various other items. The allowances for bad debts and cash discounts are based on the best estimate of the amount of expected credit losses in existing accounts receivable and anticipated cash discounts. The Company determines the allowances based on historical write-off experience informed by industry and regional economic data, current expectations of future credit losses, and historical cash discounts. The Company reviews the allowances monthly. The allowances for bad debts as well as the provision for credit losses, write-off activity and recoveries for the periods presented are not material. The Company does not have any significant off-balance-sheet credit exposure related to its customers.

Research and development		Research and development: Research and development includes costs related to basic scientific research and the application of scientific advances in the development of new and improved products and their uses; technical support; internally developed patent costs, which include costs and fees incurred to prepare, file, secure and maintain patents; amortization of externally acquired patents and externally acquired in-process research and development. Research and development costs are expensed as incurred.
Internal-use software		Internal-use software: The Company capitalizes direct costs of services used in the development of, and external software acquired for use as, internal-use software. Amounts capitalized are amortized over a period of three to seven years, generally on a straight-line basis, unless another systematic and rational basis is more representative of the software’s use.
Income taxes
Income taxes: The income tax provision of the Health Care Business was prepared using the separate return method. The calculation of income taxes on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations. As a result, transactions included in the consolidated financial statements of 3M may not be included in the combined financial statements. Similarly, the tax treatment of certain items reflected in the combined financial statements may not be reflected in the consolidated financial statements and tax returns of 3M. Therefore, items such as net operating losses, credit carryforwards, and valuation allowances may exist in the standalone financial statements that may or may not exist in 3M’s consolidated financial statements. In the future, as a standalone entity, the Health Care Business will file tax returns on its own behalf and its deferred taxes and actual income tax rate may differ from those in the historical periods.
In jurisdictions where the Health Care Business has been included in income tax returns filed by Parent, income taxes currently payable will be deemed to have been remitted to the Parent, in cash, in the period the liability arose and income taxes currently receivable are deemed to have been received from the Parent in the period that a refund could have been recognized. Adjustments to the recorded payable that derive from the Health Care Business’s current year activity are recorded through current tax expenses and the ending adjusted payable/receivable is settled through “Net parent investment” on the combined balance sheets.
Current obligations for tax in jurisdictions where the Company does not file a consolidated tax return with 3M, including certain foreign and certain U.S. state tax jurisdictions, are recorded as accrued liabilities within “Other current liabilities” on the combined balance sheets. The effects of tax adjustments and settlements with taxing authorities are presented in our combined financial statements in the period to which they relate.
Uncertain tax positions that meet the more likely than not recognition threshold are measured to determine the amount of tax benefit to recognize in the combined financial statements. An uncertain tax position is measured at the largest amount of benefit that the Company believes has a greater than 50% likelihood of realization upon settlement. Tax benefits not meeting the measurement or realization criteria represent unrecognized tax benefits. The Company recognizes interest and penalties related to income tax matters as a component of “Provision for income taxes” in the combined statements of income.
Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, as well as from net operating loss and tax credit carryforwards. The deferred income tax balances are stated at enacted tax rates expected to be in effect when those taxes are paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. We evaluate the recoverability of these future tax deductions and tax credits by evaluating all available positive and negative evidence, specifically assessing the adequacy of future expected taxable income from all sources, including reversal of existing taxable temporary differences, forecasted operating earnings, and available tax planning strategies. To the extent we consider it more likely than not that a deferred tax asset will not be recovered, a valuation allowance is established.

Stock-based compensation
Stock-based compensation: Certain employees participate in the stock-based compensation plans sponsored by 3M. The awards to these employees are reflected in “Net parent investment” within the combined statements of changes in equity at the time they are expensed. The Company recognizes all stock-based payments to employees as compensation cost over the service period based on their estimated fair value on the date of grant. The Company’s annual stock option and restricted stock unit grant is made in February to provide a strong and immediate link between the performance of individuals during the preceding year and the size of their annual stock compensation grants. The grant to eligible employees uses the closing stock price on the grant date. Accounting rules require recognition of expense under a non-substantive vesting period approach, requiring compensation expense recognition when an employee is eligible to retire. Employees are considered eligible to retire at age 55 and after having completed ten years of service.

Comprehensive income
Comprehensive income: Total comprehensive income and the components of accumulated other comprehensive income (loss) are presented in the combined statements of comprehensive income and the combined statements of changes in equity. Accumulated other comprehensive income (loss) is composed of foreign currency translation effects and defined benefit pension adjustments. The Company uses the portfolio approach for releasing income tax effects from accumulated other comprehensive income.

Fair value measurements
Fair value measurements: The Health Care Business follows ASC 820, Fair Value Measurements and Disclosures, with respect to assets and liabilities that are measured at fair value on a recurring basis and nonrecurring basis. Under the standard, fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The standard also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The carrying value of the Health Care Business's accounts receivable, accounts payable, and accrued expenses approximate their fair value due to the short period of time to maturity or repayment.

Leases
Leases: The Health Care Business determines if an arrangement is a lease upon inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to control the use of an asset includes the right to obtain substantially all of the economic benefits of the underlying asset and the right to direct how and for what purpose the asset is used.
Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Health Care Business’ leases typically do not provide an implicit rate, the present value of our lease liability is determined using 3M’s incremental borrowing rate at lease commencement. 3M determines the incremental borrowing rate for leases using a portfolio approach based primarily on the lease term and the economic environment of the applicable country or region.
As a lessee, the Company leases distribution centers, office space, land, and equipment. Certain Health Care Business lease agreements include rental payments adjusted annually based on changes in an inflation index. The Health Care Business’s leases do not contain material residual value guarantees or material restrictive covenants. Lease expense is recognized on a straight-line basis over the lease term.
Certain leases include one or more options to renew, with terms that can extend the lease term up to five years. The Health Care Business includes options to renew the lease as part of the right of use lease asset and liability when it is reasonably certain the Company will exercise the option. In addition, certain leases contain fair value purchase and termination options with an associated penalty. In general, the Health Care Business is not reasonably certain to exercise such options.
For the measurement and classification of its lease agreements, the Health Care Business groups lease and non-lease components into a single lease component for all underlying asset classes. Variable lease payments primarily include payments for non-lease components, such as maintenance costs, payments for leased assets used beyond their noncancellable lease term as adjusted for contractual options to terminate or renew, additional payments related to a subsequent adjustment in an inflation index, and payments for non-components such as sales tax. Certain Health Care leases contain immaterial variable lease payments based on number of units produced.

Leases
Leases: The Health Care Business determines if an arrangement is a lease upon inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to control the use of an asset includes the right to obtain substantially all of the economic benefits of the underlying asset and the right to direct how and for what purpose the asset is used.
Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Health Care Business’ leases typically do not provide an implicit rate, the present value of our lease liability is determined using 3M’s incremental borrowing rate at lease commencement. 3M determines the incremental borrowing rate for leases using a portfolio approach based primarily on the lease term and the economic environment of the applicable country or region.
As a lessee, the Company leases distribution centers, office space, land, and equipment. Certain Health Care Business lease agreements include rental payments adjusted annually based on changes in an inflation index. The Health Care Business’s leases do not contain material residual value guarantees or material restrictive covenants. Lease expense is recognized on a straight-line basis over the lease term.
Certain leases include one or more options to renew, with terms that can extend the lease term up to five years. The Health Care Business includes options to renew the lease as part of the right of use lease asset and liability when it is reasonably certain the Company will exercise the option. In addition, certain leases contain fair value purchase and termination options with an associated penalty. In general, the Health Care Business is not reasonably certain to exercise such options.
For the measurement and classification of its lease agreements, the Health Care Business groups lease and non-lease components into a single lease component for all underlying asset classes. Variable lease payments primarily include payments for non-lease components, such as maintenance costs, payments for leased assets used beyond their noncancellable lease term as adjusted for contractual options to terminate or renew, additional payments related to a subsequent adjustment in an inflation index, and payments for non-components such as sales tax. Certain Health Care leases contain immaterial variable lease payments based on number of units produced.

New Accounting Pronouncements
New Accounting Pronouncements
The table below provides summaries of applicable new accounting pronouncements issued, but not yet adopted by Solventum.

Standard	Relevant Description	Effective Date for Solventum	Impact of Adoption
ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	Issued in November 2023. Requires public entities to expand on segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.	Year-end December 31, 2024	The Company has assessed the impact that the updated standard will have on financial statement disclosures and will include expanded disclosures within the business segment footnote in the Company's 2024 Annual Report on Form 10-K.
ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures	Issued in December 2023. Requires disaggregated information about a Company's effective tax rate reconciliation as well as information on income taxes paid.	Year-end December 31, 2025	The Company is currently assessing the impact that the updated standard will have on financial statement disclosures.

The table below provides summaries of applicable new accounting pronouncements issued, but not yet adopted by Health Care.

Standard	Relevant Description	Effective Date for the Health Care Business	Impact and Other Matters
ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	Issued in November 2023. Requires public entities to expand on segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.	Year-end December 31, 2024.	As this ASU relates to disclosures only, there will be no impact to the Health Care Business’s combined results of operations and financial condition.
ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures	Issued in December 2023. Requires disaggregated information about a Company's effective tax rate reconciliation as well as information on income taxes paid.	Year-end December 31, 2025	As this ASU relates to disclosures only, there will be no impact to the Health Care Business’s combined results of operations and financial condition.

Commitments and Contingencies
Process for Disclosure and Recording of Insurance Receivables Related to Legal Proceedings
The Company estimates insurance receivables based on an analysis of the terms of its numerous policies, including their exclusions, pertinent case law interpreting comparable policies, its experience with similar claims, and assessment of the nature of the claim and remaining coverage, and records an amount it has concluded is recognizable and expects to receive in light of the loss recovery and/or gain contingency models under ASC 450, ASC 610-30, and related guidance. For those insured legal proceedings for which the Company has recorded an accrued liability in its financial statements, the Company also records receivables for the amount of insurance that it concludes as recognizable from the Company’s insurance program. For those insured matters for which the Company has not recorded an accrued liability because the liability is not probable or the amount of the liability is not estimable, or both, but for which the Company has incurred an expense in defending itself, the Company records receivables for the amount of insurance that it concludes as recognizable for the expense incurred.

Process for Disclosure and Recording of Insurance Receivables Related to Legal Proceedings
The Company estimates insurance receivables based on an analysis of the terms of its numerous policies, including their exclusions, pertinent case law interpreting comparable policies, its experience with similar claims, and assessment of the nature of the claim and remaining coverage, and records an amount it has concluded is recognizable and expects to receive in light of the loss recovery and/or gain contingency models under ASC 450, ASC 610-30, and related guidance. For those insured legal proceedings where the Company has recorded an accrued liability in its financial statements, the Company also records receivables for the amount of insurance that it concludes as recognizable from the Company’s insurance program. For those insured matters where the Company has not recorded an accrued liability because the liability is not probable or the amount of the liability is not estimable, or both, but where the Company has incurred an expense in defending itself, the Company records receivables for the amount of insurance that it concludes as recognizable for the expense incurred.